Financial instruments - Fair values (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Bonds issued | AC liabilities
Disclosure of detailed information about financial instruments
Financial liabilities, carrying amount	₽ 3,922	₽ 4,734
Financial liabilities, fair value	3,887	4,668
Debt securities | AC assets
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	4,155	3,526
Financial assets, fair value	4,131	3,462
Debt securities | FVOCI assets
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	12,820	9,561
Financial assets, fair value	12,820	9,561
Long-term loans | AC assets
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	822	250
Financial assets, fair value	822	250
Long-term loans | FVPL assets
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	21	17
Financial assets, fair value	21	₽ 17
Option received from ADAH | FVPL assets
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	470
Financial assets, fair value	₽ 470